Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities
Deferred tax assets and liabilities

23 Deferred tax assets and liabilities

(€ million)	December 31, 2023	December 31, 2022
Deferred tax liabilities before offsetting	8,461	9,315
Deferred tax assets available for offset	(3,759)	(4,221)
Deferred tax liabilities	4,702	5,094
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,241	8,790
Deferred tax liabilities available for offset	(3,759)	(4,221)
Deferred tax assets	4,482	4,569

The most significant temporary differences giving rise to net deferred tax assets and liabilities are disclosed below:

(€ million)	Carrying amount at December 31, 2023	Carrying amount at December 31, 2022
Deferred tax liabilities
Accelerated tax depreciation	6,028	6,707
Derivative financial instruments	451	788
Difference between the fair value and the carrying amount of assets acquired	305	288
Site restoration and abandonment (tangible assets)	265	276
Leasing	150	162
Application of the weighted average cost method in evaluation of inventories	47	52
Other	1,215	1,042
	8,461	9,315
Deferred tax assets, gross
Carry-forward tax losses	(5,677)	(6,752)
Site restoration and abandonment (provisions for contingencies)	(1,802)	(1,986)
Timing differences on depreciation and amortization	(1,567)	(1,710)
Impairment losses	(1,517)	(1,490)
Accruals for impairment losses and provisions for contingencies	(1,279)	(1,246)
Leasing	(198)	(182)
Employee benefits	(168)	(161)
Unrealized intercompany profits	(57)	(68)
Derivative financial instruments	(236)	(60)
Over/Under lifting	(124)	(59)
Other	(1,284)	(1,246)
	(13,909)	(14,960)
Accumulated write-downs of deferred tax assets	5,668	6,170
Deferred tax assets, net	(8,241)	(8,790)

The following table summarizes the changes in deferred tax liabilities and assets:

(€ million)	Deferred tax liabilities before offsetting	Deferred tax assets before offsetting, gross	Accumulated write-downs of deferred tax assets	Deferred tax assets before offsetting net of accumulated write-down provisions
2023
Carrying amount - beginning of the year	9,315	(14,960)	6,170	(8,790)
Additions	654	(2,161)	639	(1,522)
Deductions	(1,099)	2,565	(861)	1,704
Changes with effect to OCI	(69)	223		223
Currency translation differences	(247)	213	(68)	145
Change in scope of consolidation	348	(183)	13	(170)
Other changes	(441)	394	(225)	169
Carrying amount - end of the year	8,461	(13,909)	5,668	(8,241)
2022
Carrying amount - beginning of the year	10,668	(17,150)	8,604	(8,546)
Additions	1,176	(2,215)	464	(1,751)
Deductions	(1,351)	2,532	(2,409)	123
Changes with effect to OCI	382	(147)		(147)
Currency translation differences	611	(610)	165	(445)
Change in scope of consolidation	(1,951)	2,279	(549)	1,730
Other changes	(220)	351	(105)	246
Carrying amount - end of the year	9,315	(14,960)	6,170	(8,790)

Carry-forward tax losses amounted to €21,896 million, of which €17,319 million can be carried forward indefinitely. Carry-forward tax losses were €12,063 million at Italian subsidiaries and €9,833 million at foreign subsidiaries. Deferred tax assets gross of accumulated write-downs recognized on these losses amounted to €2,895 million and €2,782 million, respectively.

The Italian tax law allows the carry-forward of tax losses indefinitely. Foreign tax laws generally allow the carry-forward of tax losses over a period longer than five years, and in many cases, indefinitely. A tax rate of 24% was applied to tax losses of Italian subsidiaries to determine the portion of the carry-forwards tax losses. The corresponding average rate for foreign subsidiaries was 28.3%.

Accumulated write-downs of deferred tax assets related to Italian companies for €3,975 million and non-Italian companies for €1,693 million.

Deferred tax assets of Italian companies of €538 million were restored in relation to an expected higher taxable income.

Taxes are also described in note 33 – Income taxes.